Goodwill and Other Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in the carrying amount of goodwill
Balance as of the beginning period	$ 25,479,595	$ 25,462,675	$ 23,982,454
Goodwill acquired	0	16,920	1,480,221
Balance as of the end period	25,479,595	25,479,595	25,462,675
Banking Activities
Changes in the carrying amount of goodwill
Balance as of the beginning period	10,005,131	10,005,131	10,005,131
Goodwill acquired	0	0	0
Balance as of the end period	10,005,131	10,005,131	10,005,131
Insurance, Risk Management and Employee Benefits Activities
Changes in the carrying amount of goodwill
Balance as of the beginning period	13,288,634	13,271,714	11,791,493
Goodwill acquired	0	16,920	1,480,221
Balance as of the end period	13,288,634	13,288,634	13,271,714
Financial/Investment Advisory Activities
Changes in the carrying amount of goodwill
Balance as of the beginning period	2,185,830	2,185,830	2,185,830
Goodwill acquired	0	0	0
Balance as of the end period	$ 2,185,830	$ 2,185,830	$ 2,185,830